Altegris Macro Strategy Fund
Altegris Macro Strategy Fund
INVESTMENT OBJECTIVES:
The Fund seeks absolute returns.
FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 32 of the Fund’s Prospectus.

SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees Altegris Macro Strategy Fund	Class A	Class C	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Altegris Macro Strategy Fund		Class A	Class C	Class I	Class N
Management Fees		1.50%	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses	[1][2]	0.59%	0.59%	0.59%	0.59%
Swap/Structured Note Fees and Expenses	[2]	0.30%	0.30%	0.30%	0.30%
Remaining Other Expenses		0.29%	0.29%	0.29%	0.29%
Acquired Fund Fees and Expenses	[3]	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		2.44%	3.19%	2.19%	2.44%
Fee Waiver	[4]	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver		2.34%	3.09%	2.09%	2.34%
[1]	"Other Expenses" for the fiscal year ended March 31, 2013 include expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), as well as amounts paid to swap counterparties and structured note issuers during the period, as investments in swaps and structured notes are the primary ways by which the Fund currently achieves exposure to Global Macro strategies. From April 1, 2012 through on or about November 21, 2012, the Fund achieved exposure to Global Macro strategies primarily through investments by the Fund's Subsidiary in "Underlying Pools" (as defined below). For the remainder of the most recently completed fiscal year (and at present), such exposure is obtained primarily through investments in swaps and structured notes that derive returns from reference assets comprised primarily of Underlying Pools (as described below).
[2]	Amounts paid to swap counterparties and structured note issuers will reduce the returns of the associated reference assets for such swaps and notes (generally Underlying Pools), which provide global macro exposure. More information regarding the Subsidiary and the investments currently made to pursue the Fund's Global Macro strategy can be found in the "Principal Investment Strategies" section of this Prospectus. The cost of swap(s) and structured note(s) include only the costs embedded in the swap(s) and note(s) that reduce returns of the associated reference assets (i.e., Underlying Pools), but do not include the operating expenses of those reference assets. Returns of swap(s) and note(s) will be reduced, and their losses increased, by the operating expenses of the Underlying Pools used as reference assets, and such operating expenses may include management and performance fees of Commodity Trading Advisor ("CTA") engaged by Underlying Pools, as well as Underlying Pool operator, administration and audit expenses One or more of the Underlying Pools used as a reference asset for a swap(s) or note(s) may pay a performance fee to a CTA, even if the return of other reference assets associated with the swap(s)/note(s) is negative. The operating expenses of reference assets, which are not reflected in the Annual Fund Operating Expenses table above, are embedded in the returns of the associated swap(s)/note(s) and represent an indirect cost of investing in the Fund. Generally, the management fees and performance fees of CTAs employed by the Underlying Pools that may be used as reference assets range from 0% to 2% of assigned trading level and 15% to 25% of the returns, respectively.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[4]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses of the Fund until at least September 30, 2014, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, interest, brokerage fees and commissions swap and structured note fees and expenses, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, short selling expenses, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or Underlying Pools in which a Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.94%, 2.69%, 1.69% and 1.94% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Altegris Macro Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	798	1,283	1,792	3,185
Class C	312	974	1,660	3,487
Class I	212	676	1,165	2,516
Class N	237	751	1,292	2,769

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 79% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund seeks to achieve its investment objective by allocating its assets using two principal strategies:

• “Global Macro” Strategy

• “Fixed Income” Strategy

Global Macro strategies include investment styles or sub-strategies such as (i) discretionary, fundamentals-based investing with a focus on macroeconomic analysis (ii) dedicated currency investing that pursues both fundamental and technical trading approaches (iii) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities (iv) systematic trading strategies which incorporate technical and fundamental macroeconomic variables.

Global Macro strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets and other global financial markets by investing primarily via swap contracts and structured notes providing the returns of reference assets such as securities of limited partnerships, limited liability companies (including individual share classes therein) and other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Pools”), swap contracts and structured notes.  The Fund may access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute Managed Futures strategies, without restriction as to issuer capitalization, country, or currency.  Each Underlying Pool may invest according to a Global Macro sub-strategy in one or a combination of: (a) futures, options, forwards or spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices; (b) equity securities; (c) fixed income securities; (d) foreign exchange instruments; and/or (e) financial derivative contracts including swaps or structured notes.  Underlying Pools may use derivatives primarily as a substitute for the securities, commodities, indices and foreign currencies.  Swap contracts and structured notes have payments linked to reference assets such as Underlying Pools and as such are designed to produce returns similar to those of Underlying Pools and their respective sub-strategies. The Fund does not invest more than 25% of its assets with any one swap counterparty or structured note issuer.

The Fund’s adviser seeks absolute returns, in part, by (i) diversifying the Global Macro strategy investments among strategies and asset classes that are not expected to have returns that are highly correlated to each other or the broad equity market and (ii) restricting Fixed Income strategy investments to short-term or medium-term interest income-generating securities that are not expected to have returns that are highly correlated to the broad equity market or the Global Macro strategy.  However, the Fund is not a market-neutral Fund.  Additionally, the Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser expects that less than 100% of the Fund’s total net assets will be invested in and used as collateral for Global Macro strategies.  However, through a combination of (i) investing primarily swap contracts and structured notes having payments linked to the returns of reference assets such as Underlying Pools, and also (ii) direct investments in Underlying Pools, some of which may trade commodity futures using a form of leverage referred to as notional funding (meaning that the nominal trading level exceeds the cash deposited in a trading account), the Fund will attempt to maintain an exposure to Global Macro strategies as if between 100% and 125% of the Fund’s net assets were invested in those strategies.

In order to provide the Fund with exposure to certain Global Macro strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may invest up to 25% of its total assets in Underlying Pools and other investments that pursue such strategies through a wholly-owned and controlled subsidiary (the “Subsidiary”).  The Subsidiary will invest the majority of its assets in Underlying Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions.  However, the Fund may also make Global Macro strategy investments, including in Underlying Pools, swaps or structured notes or other derivatives, outside of the Subsidiary.  The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

The Fund’s adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser.  The Fixed Income strategy is designed to generate interest income and capital appreciation with the objective to diversify the returns under the Global Macro strategies.  The Fixed Income strategy will invest in a variety of investment grade fixed income securities.  The Fixed Income strategy portfolio will maintain an average maturity that ranges between short-term (less than 1 year) and intermediate-term (4-7 years).  The Fixed Income strategy will invest primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”) or if unrated, determined to be of comparable quality.

The adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the SEC that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund’s portfolio.

Adviser’s Investment Process

The adviser’s investment process consists of five primary stages: (1) asset allocation; (2) sourcing; (3) evaluating investment vehicles; (4) portfolio construction; and (5) ongoing investment monitoring, risk management and reallocation.  A summary of the adviser’s process is as follows:

Asset Allocation	Sourcing	Evaluating	Portfolio Construction	Monitoring Risk Management Reallocation
• Review top down economic variables as it relates to global macro and fixed income sub-strategies • Set asset allocation investment ranges relating to global macro and fixed income sub-strategies	• Source quality investment management talent within respective sub-strategies	• Qualify investment managers and investment vehicles, including Underlying Pools, swaps and structured notes • Rigorous due diligence process

• Create portfolio of investment managers representing diversified investment sub-strategies

• Assess portfolio variables including correlation among investment managers and vehicles, including Underlying Pools, fixed income portfolio and overall portfolio risk

• Access selected managers via security selection among investment vehicles, including Underlying Pools, swaps or structured notes

• Consult with sub-adviser concerning fixed income portfolio construction

• Ongoing monitoring of sub-adviser and portfolio investment managers and vehicles, including Underlying Pools, swaps or structured notes

• Rebalance between sub-adviser and portfolio of investment managers and vehicles, and/or reallocate to new ones

Generally, the adviser’s investment process narrows the universe of potential sub-strategies and managers through a rigorous screening and assessment process that includes the quantitative and qualitative information regarding prospective investment vehicles and the strategies and sub-strategies deployed.  The Fund’s investment portfolio is rebalanced both within the Global Macro strategies and between the Global Macro and the Fixed Income strategy as a result of the adviser’s monitoring policies.

Sub-Adviser’s Investment Process

The sub-adviser aims to meet the Fund’s investment needs by searching for areas of the government and corporate bond markets that it believes are undervalued.  The identification process includes an outlook on interest rates, credit risk, call risk and other security selection techniques.  The allocation to investment securities with particular characteristics; including sector, interest rate, quality or maturity; will often vary based on the sub-adviser’s economic views which may include, but are not limited to, inflation, economic growth and Federal Reserve Board monetary policy.

The sub-adviser’s analysis of specific sectors seeks to rank, in no particular order, the fixed income market by credit quality, issuer industry, security type, or other factors.  Once opportunities are identified, the sub-adviser will generally shift investments among sectors depending upon changes in relative valuations and credit spreads.  The sub-adviser seeks to reduce volatility, in part, by keeping the Fund’s fixed income portfolio average maturity below a maximum of seven years, which can reduce sensitivity to capital losses caused by rising interest rates.  The sub-adviser purchases securities based on their yield or potential capital appreciation, or both.  It sells them in anticipation of market declines, credit downgrades, to purchase other securities that the sub-adviser believes may perform better, or to accommodate asset allocation decisions made by the adviser.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investments as well the Fund’s indirect investments in the Subsidiary, securities issued by Underlying Pools, swap contracts and structured notes.

• Commodity Risk: Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities. Commodity futures prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund or an Underlying Pool, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: The Fund’s use of swaps or structured notes directly, and the indirect use of derivative instruments through investments in Underlying Pools, involves risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives. Option positions held by Underlying Pools may expire worthless exposing the Fund to potentially significant losses.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Exchanges Risk: A portion of the derivatives trades made by Underlying Pools may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: The Fund directly or indirectly via investments in the Subsidiary and Underlying Pools will use derivatives to increase long and short exposure creating leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. With respect to investments in Underlying Pools, however, the Fund cannot lose more than its investment in an Underlying Pool because the Fund is not legally liable for an Underlying Pool’s derivative or other obligations. The Fund’s use of swap contracts involves indirect leverage because swap contract payments are based upon notional value rather than the amount invested.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The value of Fund shares may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund does not sell stocks short. The Fund’s losses are potentially unlimited in a short position transaction.

• Structured Notes Risk: Structured notes involve leverage risk, tracking risk and issuer default risk.

• Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received by from its investments, including securities of Underlying Pools, will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Underlying Pools Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund as an investor in Underlying Pools. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to one or more commodity trading advisors or investment advisers, as applicable, engaged to trade Global Macro strategies on behalf of the Underlying Pools (each a “Global Macro manager”). Those performance based fees will be paid by Underlying Pools to each Global Macro manager without regard to the performance of other Global Macro managers (notwithstanding that a single Global Macro manager may be employed by two or more Underlying Pools) and without regard to the Underlying Pools’ or the Fund’s overall profitability. Underlying Pools are subject to specific risks, depending on the nature of the fund. Underlying Pools in which the Fund invests may have share class structures that present potential cross-class liability risk. There is no guarantee that any of the trading strategies used by Global Macro managers retained by Underlying Pools will be profitable or avoid losses.

• Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The Fund is intended to provide prospective investors with an opportunity to gain access to the global macro asset class.

PERFORMANCE:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class I and Class A shares over time to the performance of a broad-based securities market index and one supplemental index. You should be aware that each Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

Performance Bar Chart For Class I Shares For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2012	0.00%
Worst Quarter:	4th Quarter 2012	(6.48)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2013 was (3.24)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns Altegris Macro Strategy Fund	Label	1 Year	Since Inception	Inception Date
Class I	Return before taxes	(9.78%)	(6.77%)	Jun. 01, 2011
Class I Return after taxes on distributions		(9.78%)	(6.77%)
Class I Return after taxes on distributions and sale of Fund shares		(6.36%)	(5.73%)
Class A	Return before taxes	(15.05%)	(10.38%)	Jun. 01, 2011
Barclay Global Macro Index		(1.92%)	(2.62%)

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns presented for Class I would be substantially similar to Class A, Class C and Class N because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. After tax returns for Class A and Class C and Class N shares, which are not shown, will vary from those of Class I shares.

Barclay Global Macro Index track the performance of approximately 175 global macro programs, by ending monthly values, net of fees, as reported to Barclay Hedge.